SUPPLEMENTARY PENSION PLANS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contributions to defined-benefit plans	R$ 23,972
Total contributions	R$ 346,851	R$ 1,007,631
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Change in discount rate	6.92%
Top of range [member]
IfrsStatementLineItems [Line Items]
Change in discount rate	11.32%